Property And Equipment Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property And Equipment Net
Schedule of property and equipment

	September 30,	December 31,
	2025	2024
Equipment & installation	$1,096,979	$1,096,979
Leasehold improvements	117,512	117,512
Trucking equipment	911,377	911,377
Lab equipment	747,469	725,626
Office equipment, computer equipment and software	3,426	1,874
Total equipment	2,876,763	2,853,368

Less: accumulated depreciation	(2,141,961)	(2,047,680)
Construction in process	1,545,000	1,545,000
Property and equipment, net	$2,279,802	$2,350,688

	December 31,	December 31,
	2024	2023
Equipment & installation	$1,096,979	$1,095,139
Leasehold improvements	117,512	101,821
Trucking equipment	911,377	845,102
Lab equipment	725,626	—
Office equipment, computer equipment and software	1,874	1,874
Total equipment	2,853,368	2,043,936

Less: accumulated depreciation	(2,047,680)	(2,035,978)
Construction in process	1,545,000	1,588,000
Property and equipment, net	$2,350,688	$1,595,958